PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Staff advances and others		7,826	4,878
Advance to an online school			341
Prepaid rental expense		3,997	2,872
Prepaid advertisement expense		364	601
Prepaid courseware use right		241	766
Prepaid professional fees		510	2,113
Advances to suppliers		3,372	4,801
Interest receivables from term deposits		1,996	953
VAT rebate receivable		4,278	6,130
Prepaid expenses and other current assets	$ 3,731	22,584	23,455